Shareholder Report, Line Graph (Details) 191387_CrossingBridge Pre-Merger SPAC ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 20, 2021	Sep. 30, 2025
CrossingBridge Pre-Merger SPAC ETF
Account Value [Line Items]
Line Graph and Table Measure Name					CrossingBridge Pre-Merger SPAC ETF NAV
Accumulated Value	$ 11,468	$ 10,970	$ 10,288	$ 10,000	$ 12,182
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,487	8,503	8,449	10,000	$ 9,761
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 0-3 Year U.S. Treasury Index
Accumulated Value	$ 10,595	$ 9,958	$ 9,655	$ 10,000	$ 11,023